FUND PROFILE

                                                            PIMCO All Asset Fund
                                                      Institutional Class Shares
                                                                January __, 2003



                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any of the funds (except the Strategic Balanced Fund) of the PIMCO Funds:
    Pacific Investment Management Series ("Trust"). The Fund is a "fund of funds" which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The PIMCO Funds in which the Fund may invest are called Underlying Funds in this Profile. The Fund invests in shares of the Underlying Funds and does not invest directly in stocks and bonds of other issuers. Please see "Underlying Funds" below for information on their investment styles and primary investments.

    Research Affiliates, LLC ("Research Affiliates"), the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The sub-adviser attempts to diversify the Fund's assets broadly among the Underlying Funds.

    The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Fund's combined investments in the Real Return, Real Return II, Real Return Asset and CommodityRealReturn Strategy Funds normally will not exceed 67% of its total assets. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. This data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

    In addition to the Underlying Funds, the Fund may invest in additional PIMCO Funds created in the future at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o ALLOCATION RISK: The Fund's sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the sub-adviser's allocation techniques will produce the desired results. It is possible that that Fund's sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Fund invests all of its assets in the Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

    The principal risks of investing in the Underlying Funds, and consequently the Fund, are:

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in an Underlying Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks,


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN INVESTMENT RISK: When an Underlying Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fundinvestments in a foreign country.

o CURRENCY RISK: When an Underlying Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Underlying Fund.

o LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leverage may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o HIGH YIELD RISK: An Underlying Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (liquidity risk).

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because an Underlying Fund may be non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o EUROPEAN CONCENTRATION RISK: When an Underlying Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

UNDERLYING FUNDS
    The following provides a general description of the investment objectives, main investments and other information about the Underlying Funds.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                       NON-U.S.
                                                                                                                       DOLLAR
                                                                                                                       DENOMINATED
                                     MAIN INVESTMENTS                            DURATION          CREDIT QUALITY(1)   SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION  MONEY MARKET         Money market instruments                    <90 days dollar-  Min 95% Prime 1;    0%
BOND FUNDS                                                                       -                 <5% Prime 2
                                                                                 weighted average  -
                                                                                 maturity
                --------------------------------------------------------------------------------------------------------------------
                SHORT-TERM           Money market instruments and short          0-1 year          B to Aaa; max       0-5%(3)
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION         Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%(3)
                                                                                                   10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION II      Short maturity fixed income securities      1-3 years         A to Aaa            0%
                                     with quality and non-U.S. issuer
                                     restrictions
                --------------------------------------------------------------------------------------------------------------------
                LOW DURATION III     Short maturity fixed income securities      1-3 years         B to Aaa; max       0-20%(3)
                                     with prohibitions on firms engaged in                         10% below Baa
                                     socially sensitive practices
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE    GNMA                 Short and intermediate maturity             1-7 years         Baa to Aaa; max     0%
DURATION                             mortgage-related fixed income securities                      10% below Aaa
BOND FUNDS                           issued by the Government National Mortgage
                                     Association
                --------------------------------------------------------------------------------------------------------------------
                MODERATE             Short and intermediate maturity fixed       2-5 years         B to Aaa; max       0-20%(3)
                DURATION             income securities                                             10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%(3)
                                     securities                                                    10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN II      Intermediate maturity fixed income          3-6 years         Baa to Aaa          0%
                                     securities with quality and non-U.S.
                                     issuer restrictions
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Intermediate maturity fixed income          3-6 years         B to Aaa; max       0-20%(3)
                III                  securities with prohibitions on firms                         10% below Baa
                                     engaged in socially sensitive practices
                --------------------------------------------------------------------------------------------------------------------
                TOTAL RETURN         Short and intermediate maturity             1-7 years         Baa to Aaa; max     0%
                MORTGAGE             mortgage-related fixed income securities                      10% below Aaa
                --------------------------------------------------------------------------------------------------------------------
                INVESTMENT GRADE     Corporate fixed income securities           3-7 years         B to Aaa; max       0-20%(3)
                CORPORATE BOND                                                                     10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                HIGH YIELD           Higher yielding fixed income securities     2-6 years         B to Aaa; min       0-15%(4)
                                                                                                   80% below Baa
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION   LONG-TERM            Long-term maturity fixed income securities  >8 years          A to Aaa            0%
BOND FUNDS      U.S. GOVERNMENT                                                  -
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN     REAL RETURN          Inflation-indexed fixed income securities   +/- 2 years of    B to Aaa; max       0-20%(3)
FUNDS                                                                            its Index         10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN II       Inflation-indexed fixed income securities   +/- 2 years of    Baa to Aaa          0%
                                                                                 its Index
                --------------------------------------------------------------------------------------------------------------------
                REAL RETURN ASSET    Inflation-indexed fixed income securities   +/- 3 years of    B to Aaa; max       0-30%(3)
                                                                                 its Index         20% below Baa
                --------------------------------------------------------------------------------------------------------------------
                COMMODITYREALRETURN  Commodity-linked derivatives backed by a    0-10 years        B to Aaa; max       0-20%(3)
                STRATEGY             portfolio of inflation-indexed and other                      10% below Baa
                                     fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT      SHORT DURATION       Short to intermediate maturity municipal    0-3 years         Baa to Aaa          0%
BOND FUNDS      MUNICIPAL INCOME     securities (exempt from federal income tax)
                --------------------------------------------------------------------------------------------------------------------
                MUNICIPAL BOND       Intermediate to long-term maturity          3-10 years        Ba to Aaa; max      0%
                                     municipal securities (exempt from federal                     10% below Baa
                                     income tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate maturity municipal securities  3-7 years         B to Aaa; max       0%
                INTERMEDIATE         (exempt from federal and California                           10% below Baa
                MUNICIPAL BOND       income tax)
                --------------------------------------------------------------------------------------------------------------------
                CALIFORNIA           Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                MUNICIPAL BOND       municipal securities (exempt from federal                     10% below Baa
                                     and California income tax)
                --------------------------------------------------------------------------------------------------------------------
                NEW YORK             Intermediate to long-term maturity          3-12 years        B to Aaa; max       0%
                MUNICIPAL BOND       municipal securities (exempt from federal                     10% below Baa
                                     and New York income tax)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL   GLOBAL BOND          U.S. and non-U.S. intermediate maturity     3-7 years         B to Aaa; max       25-75%(5)
BOND FUNDS                           fixed income securities                                       10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                GLOBAL BOND II       U.S. and hedged non-U.S. intermediate       3-7 years         B to Aaa; max       25-75%(5)
                                     maturity fixed income securities                              10% below Baa
                --------------------------------------------------------------------------------------------------------------------
                FOREIGN BOND         Intermediate maturity hedged non-U.S.       3-7 years         B to Aaa; max       >80%(5)
                                     fixed income securities                                       10% below Baa       -
                --------------------------------------------------------------------------------------------------------------------
                EMERGING MARKETS     Emerging market fixed income securities     0-8 years         Max 15% below B     >80%(5)
                BOND                                                                                                   -
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE     CONVERTIBLE          Convertible securities                      N/A               Caa to Aaa;         0-20%(3)
FUNDS                                                                                              max 40% below Baa
                                                                                                   and 10% below B
                --------------------------------------------------------------------------------------------------------------------
                EUROPEAN             European convertible securities             N/A               B to Aaa; max       >80%(6)
                CONVERTIBLE                                                                        40% below Baa       -
------------------------------------------------------------------------------------------------------------------------------------
EQUITY-RELATED  STOCKSPLUS           S&P 500 stock index derivatives backed      0-1 year          B to Aaa; max       0-20%(3)
FUNDS                                by a portfolio of short-term fixed-income                     10% below Baa
                                     securities
                --------------------------------------------------------------------------------------------------------------------
                STOCKSPLUS           S&P 500 stock index derivatives backed by   1-6 years         B to Aaa; max       0-20%(3)
                TOTAL RETURN         a portfolio of short and intermediate                         10% below Baa
                                     maturity fixed-income securities
------------------------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Fund (except the California Intermediate Municipal Bond, California
    Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond,
    New York Municipal Bond, Short Duration Municipal Income and Total Return II
    Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to non-U.S. dollar-denominated securities.
(4) The percentage limitation relates to euro-denominated securities.
(5) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(6) The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

    The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.


WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Fund:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)       NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.20%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES 1                               0.45%
UNDERLYING FUND EXPENSES 2                     0.60%
TOTAL ANNUAL FUND OPERATING EXPENSES           1.25%
EXPENSE REDUCTION 3                           (0.40)%
NET FUND OPERATING EXPENSES                    0.85%

    1 Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.05% and organizational expenses representing the Fund's organizational expenses as attributed to the class and pro rata Trustee fees.

    2 Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees." PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

    3 PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.85% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

    EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                          1 YEAR    3 YEARS
   ALL ASSET FUND,
     INSTITUTIONAL CLASS                    $87       $357

UNDERLYING FUND FEES

    The Fund indirectly pays its proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests. The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees.

    The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds.

ANNUAL UNDERLYING FUND EXPENSES

    (Based on the average daily net assets attributable to a Fund's Institutional Class Shares)

                                                                  TOTAL FUND
                                    ADVISORY    ADMINISTRATIVE    OPERATING
UNDERLYING FUND                     FEES        FEES              EXPENSES
----------------------------------------------------------------------------
California Intermediate Municipal
  Bond Fund                         0.25%       0.22%             0.47%
----------------------------------------------------------------------------
California Municipal Bond Fund      0.25        0.22              0.47
----------------------------------------------------------------------------
CommodityRealReturn
  Strategy Fund                     0.49        0.25              0.74
----------------------------------------------------------------------------
Convertible Fund                    0.40        0.25              0.65
----------------------------------------------------------------------------
Emerging Markets Bond Fund          0.45        0.40              0.85
----------------------------------------------------------------------------
European Convertible Fund           0.50        0.25              0.75
----------------------------------------------------------------------------
Foreign Bond Fund                   0.25        0.25              0.50
----------------------------------------------------------------------------
Global Bond Fund                    0.25        0.30              0.55
----------------------------------------------------------------------------
Global Bond Fund II                 0.25        0.30              0.55
----------------------------------------------------------------------------
GNMA Fund                           0.25        0.25              0.50
----------------------------------------------------------------------------
High Yield Fund                     0.25        0.25              0.50
----------------------------------------------------------------------------
Investment Grade Corporate
  Bond Fund                         0.25        0.25              0.50
----------------------------------------------------------------------------
Long-Term U.S. Government Fund      0.25        0.25              0.50
----------------------------------------------------------------------------
Low Duration Fund                   0.25        0.18              0.43
----------------------------------------------------------------------------
Low Duration Fund II                0.25        0.25              0.50
----------------------------------------------------------------------------
Low Duration Fund III               0.25        0.25              0.50
----------------------------------------------------------------------------
Moderate Duration Fund              0.25        0.20              0.45
----------------------------------------------------------------------------
Money Market Fund                   0.15        0.20              0.35
----------------------------------------------------------------------------
Municipal Bond Fund                 0.25        0.24              0.49
----------------------------------------------------------------------------
New York Municipal Bond Fund        0.25        0.22              0.47
----------------------------------------------------------------------------
Real Return Fund                    0.25        0.20              0.45
----------------------------------------------------------------------------
Real Return Fund II                 0.25        0.20              0.45
----------------------------------------------------------------------------
Real Return Asset Fund              0.40        0.25              0.65
----------------------------------------------------------------------------
Short Duration Municipal
  Income Fund                       0.20        0.19              0.39
----------------------------------------------------------------------------
Short-Term Fund                     0.25        0.20              0.45
----------------------------------------------------------------------------
StocksPLUS Fund                     0.40        0.25              0.65
----------------------------------------------------------------------------
StocksPLUS Total Return Fund        0.49        0.25              0.74
----------------------------------------------------------------------------
Total Return Fund                   0.25        0.18              0.43
----------------------------------------------------------------------------
Total Return Fund II                0.25        0.25              0.50
----------------------------------------------------------------------------
Total Return Fund III               0.25        0.25              0.50
----------------------------------------------------------------------------
Total Return Mortgage Fund          0.25        0.25              0.50
----------------------------------------------------------------------------


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

    PIMCO, a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $301.7 billion in assets under management as of September 30, 2002. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    PIMCO has engaged Research Affiliates, a California limited liability company, to serve as asset allocation sub-adviser to the Fund. Research Affiliates was organized in March 2002 and is located at 800 E. Colorado Blvd., 9th Floor, Pasadena, CA 91101.

    The Fund's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates. Mr. Arnott is also Chairman of First Quadrant, L.P. He has managed the All Asset Fund since its inception in July 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.



PIMCO Funds

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                       PIMCO CommodityRealReturn
                                                                   Strategy Fund
                                                      Institutional Class Shares
                                                                January __, 2003



                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO Funds

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

    The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counter-party to the swap agreement in exchange for paying the counter-party an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the


PIMCO COMMODITYREALRETURN STRATEGY FUND o INSTITUTIONAL CLASS SHARES

    Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

HOW HAS THE FUND PERFORMED?

     The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE 1                               0.25%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.49%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES 2                               0.65%
TOTAL ANNUAL FUND OPERATING EXPENSES           1.14%
EXPENSE REDUCTION 3                           (0.40)%
NET FUND OPERATING EXPENSES                    0.74%

    1   The Trust may waive this fee under certain circumstances.

    2 Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.25% and organizational expenses representing the Fund's organizational expenses as attributed to the class and pro rata Trustee fees.

    3 PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                          1 YEAR    3 YEARS
   COMMODITYREALRETURN STRATEGY FUND,
     INSTITUTIONAL CLASS                    $76      $323

SPECIAL REDEMPTION AND EXCHANGE FEE

     The Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.


                                                             (Continued on back)

            PIMCO COMMODITYREALRETURN STRATEGY FUND o INSTITUTIONAL CLASS SHARES

 WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $301.7 billion in assets under management as of September 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is an Executive Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the CommodityRealReturn Strategy Fund since its inception in June 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO Funds

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO COMMODITYREALRETURN STRATEGY FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                                PIMCO StocksPLUS
                                                               Total Return Fund
                                                      Institutional Class Shares
                                                                January __, 2003



                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


                                                                     PIMCO Funds

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks total return which exceeds that of the S&P 500.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances SUBSTANTIALLY ALL OF ITS ASSETS IN S&P 500 DERIVATIVES, BACKED BY A PORTFOLIO OF FIXED INCOME INSTRUMENTS. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

    The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

    Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange-traded funds based on the S&P 500, such as Standard & Poor's Depository Receipts.

    Assets not invested in equity securities or derivatives may be invested in fixed income instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities. Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.


PIMCO STOCKSPLUS TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

o FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

    The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

ADVISORY FEE                                   0.49%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES        NONE
OTHER EXPENSES 1                               0.65%
TOTAL ANNUAL FUND OPERATING EXPENSES           1.14%
EXPENSE REDUCTION 2                           (0.40)%
NET FUND OPERATING EXPENSES                    0.74%

    1 Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.25% and organizational expenses representing the Fund's organizational expenses as attributed to the class and pro rata Trustee fees.

    2 PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses for the Institutional Class shares to the extent they would exceed, due to the payment of organizational expenses, 0.74% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                          1 YEAR    3 YEARS
   STOCKSPLUS TOTAL RETURN FUND,
     INSTITUTIONAL CLASS                    $76      $323


                                                             (Continued on back)

                 PIMCO STOCKSPLUS TOTAL RETURN FUND o INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $301.7 billion in assets under management as of September 30, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by a team led by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and a founding partner of PIMCO and he has managed fixed income accounts for various institutional clients and funds for over 25 years. He leads a team managing the StocksPLUS Total Return Fund.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o   By sending a fax to our Shareholder Services department at 1-949-725-6830.

o   By sending an email to shareholder.services@pimco.com.


HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO Funds

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660


Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
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